Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	As of December 31,
	2019	2020
	RMB	RMB
Building	12,317	12,317
Office equipment, furniture and fixtures	131,878	134,625
Motor vehicles	11,228	11,701
Leasehold improvements	24,386	29,110
Total	179,809	187,753
Less: Accumulated depreciation	(139,003)	(150,975)
Property, plant and equipment, net	40,806	36,778